PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 6,600	$ 6,572
Accumulated depreciation	5,748	5,356
Depreciation	486	476	$ 482
Sale of equipment,cost	0	0	10
Gains from the sale of equipment	0	(7)	$ (12)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Sale of equipment,cost	3	0
Accumulated depreciation equipment	2	0
Gains from the sale of equipment	0
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	92	1,357
Accumulated depreciation	$ 92	$ 1,350